List of subsidiaries, joint ventures and associates (Details)	12 Months Ended
Dec. 31, 2021
IF-JE Holdings B.V.
Associates
Country of incorporation of associates	Amsterdam, Netherlands
Nature of business of associates	Holding
% holding	33.00%
iFood Holdings B.V.
Associates
Country of incorporation of associates	Hoofddorp, Netherlands
Nature of business of associates	Holding
% holding	33.00%
El Cocinero a Cuerda S.L.
Joint Ventures
Country of incorporation of joint ventures	Madrid, Spain
Nature of business of joint ventures	In liquidation
% holding of joint ventures	67.00%
Takeaway.com Group B.V.
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Takeaway.com Central Core B.V.
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Hello Hungry EAD
Subsidiary undertakings
Country of incorporation of subsidiary	Sofia, Bulgaria
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
HH Delivery BG EOOD
Subsidiary undertakings
Country of incorporation of subsidiary	Sofia, Bulgaria
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
BG Menu EOOD
Subsidiary undertakings
Country of incorporation of subsidiary	Sofia, Bulgaria
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
HelloHungry Delivery S.R.L.
Subsidiary undertakings
Country of incorporation of subsidiary	Bucharest, Romania
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
HelloHungry S.A.
Subsidiary undertakings
Country of incorporation of subsidiary	Bucharest, Romania
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com European Operations B.V.
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com European Operations BV Austrian Branch
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Branch
% holding of subsidiary	100.00%
Takeaway.com European Operations B.V. Belgium branch
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Branch
% holding of subsidiary	100.00%
Takeaway.com European Operations BV Swiss Branch
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Branch
% holding of subsidiary	100.00%
Takeaway.com European Operations BV Portuguese Branch
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Branch
% holding of subsidiary	100.00%
Foodarena AG
Subsidiary undertakings
Country of incorporation of subsidiary	Zurich, Switzerland
Nature of business of subsidiary	In liquidation
% holding of subsidiary	100.00%
sto2 sp. z o.o.
Subsidiary undertakings
Country of incorporation of subsidiary	Wroclaw, Poland
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
eat.ch GmbH
Subsidiary undertakings
Country of incorporation of subsidiary	Zurich, Switzerland
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express Netherlands B.V.
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express Italy S.r.l.
Subsidiary undertakings
Country of incorporation of subsidiary	Milan, Italy
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express France SAS
Subsidiary undertakings
Country of incorporation of subsidiary	Paris, France
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express Denmark ApS
Subsidiary undertakings
Country of incorporation of subsidiary	Copenhagen, Denmark
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express UK Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway Express Spain S.L.
Subsidiary undertakings
Country of incorporation of subsidiary	Madrid, Spain
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway Com Express Austria Gmbh [Member]
Subsidiary undertakings
Country of incorporation of subsidiary	Vienna, Austria
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express Belgium BV
Subsidiary undertakings
Country of incorporation of subsidiary	Brussels, Belgium
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express Norway AS
Subsidiary undertakings
Country of incorporation of subsidiary	Kristiansand, Norway
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Express Poland Sp. z.o.o.
Subsidiary undertakings
Country of incorporation of subsidiary	Wroclaw, Poland
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Bistro.sk a.s.
Subsidiary undertakings
Country of incorporation of subsidiary	Bratislava, Slovakia
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
yd.yourdelivery GmbH
Subsidiary undertakings
Country of incorporation of subsidiary	Berlin, Germany
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway Express GmbH
Subsidiary undertakings
Country of incorporation of subsidiary	Berlin, Germany
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Biscuit Holdings Israel Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	Tel Aviv, Israel
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
10bis.co.il Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	Tel Aviv, Israel
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Scoober Tel Aviv Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	Tel Aviv, Israel
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Takeaway.com Payments B.V.
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just Eat Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Just Eat Holding Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just Eat Northern Holdings Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Just Eat Denmark Holding ApS
Subsidiary undertakings
Country of incorporation of subsidiary	Copenhagen, Denmark
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Just Eat Host A/S
Subsidiary undertakings
Country of incorporation of subsidiary	Copenhagen, Denmark
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Just Eat.dk ApS
Subsidiary undertakings
Country of incorporation of subsidiary	Copenhagen, Denmark
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just Eat.co.uk Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Hungryhouse Holdings Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Hungryhouse GmbH
Subsidiary undertakings
Country of incorporation of subsidiary	Berlin, Germany
Nature of business of subsidiary	In liquidation
% holding of subsidiary	100.00%
Flyt Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Flyt USA Inc
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Simbambili Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	Tel Aviv, Israel
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Practi Technologies Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just Eat.no AS
Subsidiary undertakings
Country of incorporation of subsidiary	Oslo, Norway
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
City Pantry Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
FBA Invest SAS
Subsidiary undertakings
Country of incorporation of subsidiary	Paris, France
Nature of business of subsidiary	Holding
% holding of subsidiary	80.00%
Eat On Line SAS
Subsidiary undertakings
Country of incorporation of subsidiary	Paris, France
Nature of business of subsidiary	Operating
% holding of subsidiary	80.00%
Just-Eat Spain S.L.
Subsidiary undertakings
Country of incorporation of subsidiary	Madrid, Spain
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just-Eat Italy S.r.l.
Subsidiary undertakings
Country of incorporation of subsidiary	Milan, Italy
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just-Eat.lu SarL
Subsidiary undertakings
Country of incorporation of subsidiary	Luxembourg, Luxembourg
Nature of business of subsidiary	Dormant
% holding of subsidiary	100.00%
Skipthedishes Restaurant Services Inc.
Subsidiary undertakings
Country of incorporation of subsidiary	Otawa, Ontario, Canada
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just-Eat Ireland Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Dublin, Ireland
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Just Eat Central Holdings Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Eatcity Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Dublin, Ireland
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Just Eat (Acquisitions) Holding Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Just Eat (Acquisitions) Pty Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Sydney, Australia
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Menulog Group Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Sydney, Australia
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Eat Now Services Pty Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Sydney, Australia
Nature of business of subsidiary	Dormant
% holding of subsidiary	100.00%
Menulog Pty Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Sydney, Australia
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Menulog Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Auckland, New Zealand
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Orange Vests B.V.
Subsidiary undertakings
Country of incorporation of subsidiary	Amsterdam, Netherlands
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Grubhub Inc
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, Delaware, United States
Nature of business of subsidiary	Holding
% holding of subsidiary	100.00%
Grubhub Holdings Inc
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, Delaware, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
MealPort ELP, LLC
Subsidiary undertakings
Country of incorporation of subsidiary	Austin, Texas, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Seamless Europe, Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Grubhub Canada Limited
Subsidiary undertakings
Country of incorporation of subsidiary	Vancouver, British Columbia, Canada
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Slick City Media, Inc d/b/a Menu Pages
Subsidiary undertakings
Country of incorporation of subsidiary	Albany, New York, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
LAbite.com, Inc
Subsidiary undertakings
Country of incorporation of subsidiary	Sacramento, California, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
KMLee Investments Inc
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, Delaware, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Thresher Logistics LLC
Subsidiary undertakings
Country of incorporation of subsidiary	Austin, Texas, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Bite Commissary LLC
Subsidiary undertakings
Country of incorporation of subsidiary	Austin, Texas, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
SCVNGR, Inc. d/b/a LevelUp
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, Delaware, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
LevelUp (UK) Limited
Subsidiary undertakings
Country of incorporation of subsidiary	London, United Kingdom
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
LevelUp Consulting, LLC
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, Delaware, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Grubhub Campus, Inc.
Subsidiary undertakings
Country of incorporation of subsidiary	Wilmington, Delaware, United States
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%
Tapingo Ltd
Subsidiary undertakings
Country of incorporation of subsidiary	Tel Aviv, Israel
Nature of business of subsidiary	Operating
% holding of subsidiary	100.00%